Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	$ 464	$ 835
Derivative assets	301	2,362
Accrued liabilities	(78,701)	(74,753)
Current portion of derivative liabilities	(37,523)	(11,604)
Advances to affiliates		8,229
Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Accounts receivable/Advances to affiliates	29	188
Current portion of derivative assets	464	795
Derivative assets	301	2,362
Accrued liabilities	(1,785)	(2,729)
Current portion of derivative liabilities	(10,072)	(6,875)
Derivative liabilities	(45,155)	(31,358)
Foreign Exchange Forward [Member]
Derivatives, Fair Value [Line Items]
Accounts receivable/Advances to affiliates	0
Current portion of derivative assets	0
Derivative assets	0
Accrued liabilities	0
Current portion of derivative liabilities	(535)
Derivative liabilities	0
Cross currency swap agreements
Derivatives, Fair Value [Line Items]
Accounts receivable/Advances to affiliates	0	0
Current portion of derivative assets	0	0
Derivative assets	0	0
Accrued liabilities	(660)	(713)
Current portion of derivative liabilities	(26,916)	(4,729)
Derivative liabilities	(27,311)	(23,680)
Toledo Spirit time-charter derivative
Derivatives, Fair Value [Line Items]
Current portion of derivative assets		40
Derivative assets		0
Accrued liabilities		0
Current portion of derivative liabilities		0
Derivative liabilities		0
Advances to affiliates		1,021
Derivative
Derivatives, Fair Value [Line Items]
Accounts receivable/Advances to affiliates	29
Current portion of derivative assets	464	835
Derivative assets	301	2,362
Accrued liabilities	(2,445)	(3,442)
Current portion of derivative liabilities	(37,523)	(11,604)
Derivative liabilities	$ (72,466)	(55,038)
Advances to affiliates		$ 1,209